Cover	Nov. 18, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2024
Entity File Number	001-41074
Entity Registrant Name	bleuacacia ltd
Entity Central Index Key	0001843370
Entity Tax Identification Number	98-1582905
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	500 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	212
Local Phone Number	935-5599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Trading Symbol	BLEUU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value per share
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	BLEU
Security Exchange Name	NASDAQ
Rights to acquire one-sixteenth of one Class A ordinary share
Title of 12(b) Security	Rights to acquire one-sixteenth of one Class A ordinary share
Trading Symbol	BLEUR
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	BLEUW
Security Exchange Name	NASDAQ